CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 5,651		$ 5,435
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	40,338,691	40,338,691	40,046,691	40,046,691
Ordinary shares, shares outstanding	36,857,168	36,857,168	36,565,168	36,565,168
Treasury stock, ordinary shares	3,481,523	3,481,523	3,481,523	3,481,523